Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Significant Accounting Policies

Note 4 – Significant Accounting Policies

There have been no significant changes during the nine months ended September 30, 2025 and 2024 to the items disclosed in “Significant Accounting Policies” in Note 4 of the Company’s audited consolidated financial statements for the years ended December 31, 2024 and 2023, other than as described below:

Risks and Uncertainties

Customer Concentration

Revenue from significant customers, meaning those representing 10% or more of total revenue, was composed of two customers accounting for 51.93% and 16.69% of the Company’s revenue for the nine months ended September 30, 2025. One customer accounted for 60.68% of the Company’s revenue for the nine months ended September 30, 2024. Accounts receivable from significant customers, those representing 10% or more of the total accounts receivable, was composed of two customers accounting for 57.27% and 34.48% of the Company’s accounts receivable balance as of September 30, 2025. One customer accounted for 51.20% of the Company’s accounts receivable balance as of December 31, 2024.

Note 4 – Significant Accounting Policies

Risks and Uncertainties

Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash, cash equivalents, and accounts receivable. The Company believes that the quality of financial instruments minimizes the exposure to concentration of credit risk. The Company holds cash, cash equivalents, and restricted cash at several major financial institutions, which may exceed insurance limits set by the Federal Deposit Insurance Corporation (“FDIC”). The Company has not historically experienced any losses due to such concentration of credit risk.

The Company has no significant off-balance sheet risk, such as foreign exchange contracts, options contracts, or other hedging arrangements.

The Company believes its credit policies are prudent and reflect normal industry terms and business risk. The Company’s exposure to credit risk for accounts receivable is indicated by the carrying value of its accounts receivable. The Company does not require customers to provide collateral to support accounts receivable. If deemed necessary, credit reviews of significant customers may be performed prior to extending credit. The determination of a customer’s ability to pay requires judgment, and failure to collect from a customer can adversely affect revenue, cash, and net earnings. Expected credit losses for uncollectible receivable balances consider both current conditions and reasonable and supportable forecasts of future conditions. Current conditions considered include predefined aging criteria, as well as specified events that indicate the balance due is not collectible. Reasonable and supportable forecasts used in determining the probability of future collections consider publicly available macroeconomic data and whether future credit losses are expected to differ from historical losses. The Company currently does not have an allowance for credit losses and expects to collect the full balance of accounts receivable.

Customer Concentration

Revenue from significant customers, meaning those representing 10% or more of total revenue, was composed of one customer (one of the top three (3) private equity firms in the world) accounting for 63.6% of the Company’s revenue for the year ended December 31, 2024. Two customers accounted for 53.9% (the same private equity firm identified above) and 19.3% (family office of one of the top ten (10) most affluent families of USA) of the Company’s revenue for the year ended December 31, 2023. Accounts receivable from significant customers, those representing 10% or more of the total accounts receivable, was composed of one customer accounting for 69.5% of the Company’s accounts receivable balance as of December 31, 2024. One customer accounted for 88.2% of the Company’s accounts receivable balance as of December 31, 2023.

Other Risks and Uncertainties

The Company is subject to certain other risks and uncertainties, including, but not limited to, changes in any of the following areas that the Company believes could have a material adverse effect on its future financial position or results of operations: the Company’s ability to advance the development its products; market acceptance of its products; competition from other companies with greater financial resources or expertise; protection of intellectual property; litigation or claims brought by or made against the Company relating to intellectual property or other factors; and its ability to attract and retain employees necessary to support its growth.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Company’s business and operations may be affected by worldwide economic conditions, which may continue to be impacted by global macroeconomic challenges, such as the effects of the uncertainty in the financial markets, including disruptions in the banking industry and inflationary trends.

Revenue recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, which provides a five-step framework through which revenue is recognized when control of promised goods or services is transferred to a customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. To determine revenue recognition for arrangements that the Company concludes are within the scope of ASC 606, management performs the following five steps: (i) identifies the contract(s) with a customer; (ii) identifies the performance obligations in the contract(s); (iii) determines the transaction price, including whether there are any constraints on variable consideration; (iv) allocates the transaction price to the performance obligations; and (v) recognizes revenue when (or as) the Company satisfies a performance obligation.

The Company provides comprehensive security solutions. The company’s flagship offering is a cloud-based Software-as-a-Service (SaaS) that delivers a preventative personal security solution platform. Additionally, the Company offers comprehensive and customized services designed to protect clients. These services include, but not limited to, on/off premise guards, assets protection, threat assessments and monitoring and other tailored made security services. Typically, the on-premise security personnel are stationed at client sites to control access, deter threats and respond to incidents in real time, off-premise guards provide mobile or remote surveillance and rapid response support for properties not requiring constant physical presence, asset protection involves securing high-value items, equipment or sensitive materials and threat assessments and monitoring include identifying potential risks, evaluating vulnerabilities and tracking suspicious activities. Revenue is recognized either over time or at a point in time, depending on the nature of each customer’s agreement. For its subscription-based SaaS solution through the Company’s platform, revenue is typically recognized over time as services are delivered. In contrast, for performance obligations related to the services described above, we generally satisfy our obligations as each action to provide the service to the customer occurs. Because the customers simultaneously receive and consume the benefits from our services, these performance obligations are deemed to be satisfied at a point of time.

The services included in a Bond monthly subscription are: Video Monitor Me, Track Me On The Go, Ready An Agent, Run a Security Check on me, Chat, Audio call, Video call, Activate Siren, Location Services, and Activate the SOS services. Our Physical Bodyguards, Cars To Pick You Up, Roadside Assistance, and Telemedicine services are provided by third parties, and the Company passes the cost of those services (in some cases with a small markup) through to the customers, on top of their membership payment. The Company does not have a revenue sharing arrangement with third-party providers and the revenues generate in financial year 2024 were not substantial and amounted to less than $10,000.

We group the above services offerings into one broad category which generates all of Company’s revenue through, primarily, the following sales:

●	B2B (or B2G): selling to private or public institutions who use the services in order to protect their people (employees, students, residents, etc.).

●	B2B2C: selling through or to corporations so they can sell/subsidize/gift Bond services for their own consumers.

●	DTC: selling directly to consumers. The Company combines and accounts for multiple contracts as a single contract when they are negotiated together with the same customer at or near the same time in order to achieve a single commercial objective, or when the contracts are related in other ways.

Transaction price may be comprised of fixed consideration and variable consideration. The Company’s contracts are typically for fixed consideration. Customers engaging in a B2B or B2G arrangement are not entitled to any refunds and remain contractually obligated for the entire duration specified in the agreement. In DTC offering, if a customer does not wish to continue being charged on a recurring monthly or annual basis, they can cancel the applicable paid service before the end of the current billing term and the member will receive a prorated refund for the unused portion of the subscription.

For all contracts with customers that have more than one performance obligation, the Company allocates the transaction price to each separate performance obligation based on the relative SSP of each performance obligation. The SSP is typically the price at which the Company sells service separately to a customer. The best evidence of an SSP, if available, is the observable price charged in similar circumstances and to similar customers. If an SSP is not directly observable, the Company estimates SSP using various observable inputs including historical internal pricing data and cost-plus expected margin analysis due to the limited standalone sales history.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Cash and Cash Equivalents

Cash equivalents include short-term highly liquid investments that are readily convertible to cash when originally purchased with maturities of three months or less.

Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, restricted cash and short-term deposit, other accounts receivable, trade payables, other accounts payable and accrued expenses approximate their fair values due to the short-term maturities of such instruments. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, “Fair Value Measurements and Disclosures” establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

●	Level 1 inputs are quoted prices in active markets for identical assets and liabilities;

●	Level 2 inputs, inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

●	Level 3 unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Accounts Receivable

The Company has trade receivables which are recorded at the invoiced amount and do not bear interest. The Company evaluates the collectability of accounts receivable on a regular basis based on economic assessment of market conditions and review of customer financial history. The Company have a history of 100% collection and there was no allowance for credit losses recorded as of December 31, 2024 and 2023.

Property and Equipment, Net

Property and equipment are recorded at cost, net of accumulated depreciation. Expenditures for major additions and improvements to property and equipment are capitalized and repairs and maintenance costs are expensed as incurred. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the respective accounts and any related gain or loss are included in loss from operations in the period of disposal.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Property and equipment are depreciated using the straight-line method over the estimated useful lives of the property and equipment as follows:

Asset Category	Useful Life (Years)
Computer equipment	3
Furniture and fixtures	14
Electronic equipment	3 – 7
Leasehold improvements	Lesser of estimated useful life or remaining lease term

Estimated useful lives are periodically assessed to determine if changes are appropriate.

Leases

The Company determines if an arrangement is or contains a lease at inception. Operating leases with lease terms of more than 12 months are included in operating lease assets, accrued and other current liabilities, and long-term operating lease liabilities on our consolidated balance sheet. Operating lease assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments over the lease term.

Operating lease assets and liabilities are recognized based on the present value of the remaining lease payments discounted using our incremental borrowing rate. Operating lease assets also include initial direct costs incurred and prepaid lease payments, minus any lease incentives. Our lease terms include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense is recognized on a straight-line basis over the lease term.

Impairment of Long-Lived Assets

The Company assesses the recoverability of its long-lived assets, including property and equipment and right-of-use assets, for indicators of impairment. If events or changes in circumstances indicate impairment, the Company measures recoverability by a comparison of the asset’s carrying amount to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. When quoted market prices are not available, the Company uses the expected future cash flows discounted at a rate commensurate with the risks associated with the recovery of the asset as an estimate of fair value. No impairment of long-lived assets was identified for the years ended December 31, 2024 and 2023.

Research and Development Costs

Research and development costs are expensed in the period incurred. Research and development expenses primarily consist of costs incurred in performing research and development activities and include salaries, stock-based compensation, employee benefits, system qualification and testing incurred before releasing new system designs into production, depreciation and amortization, professional services fees, and facilities expenses.

The Company expenses software development costs before technological feasibility is reached. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the periods presented.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Severance Pay

All the Israeli Company’s employees elected to be included under Section 14 of the Israeli Severance Compensation Act, 1963 (“Section 14”). According to Section 14, these employees are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with Section 14 release the Company from any future severance payments (under the above Israeli Severance Compensation Law) in respect of those employees. These deposits are not recorded as an asset in the Company’s balance sheet.

Income Taxes

The Company applies the provisions set forth in FASB ASC Topic 740, Income Taxes, to account for the uncertainty in income taxes. In the preparation of income tax returns in federal and state jurisdictions, the Company asserts certain tax positions based on its understanding and interpretation of income tax laws. The taxing authorities may challenge these positions, and the resolution of the matters could result in recognition of income tax expense in the Company’s consolidated financial statements. Management believes it has used reasonable judgments and conclusions in the preparation of its income tax returns.

The Company uses the “more likely than not” criterion for recognizing the income tax benefit of uncertain income tax positions and to establish measurement criteria for income tax benefits. The Company has evaluated the impact of its tax positions and believes its income tax filing positions and deductions will be sustained upon examination. Accordingly, no reserves for uncertain income tax positions or related accruals for interest and penalties have been recorded as of December 31, 2024. In the event the Company should need to recognize interest and penalties related to unrecognized tax liabilities, this amount will be recorded as an accrued liability and an increase to income tax expense.

The Company’s net deferred income tax assets as of December 31, 2024, and December 31, 2023, were $25 million and $22 million, respectively, which have been fully offset by a valuation allowance, as their realization is not reasonably assured. These deferred income tax assets consist primarily of net operating losses and R&D tax credits that may be carried forward to offset future income tax liabilities. The Company has federal and state net operating loss carryforwards of approximately $84 million and $67 million, respectively, as of December 31, 2024. Federal net operating losses may be carried forward indefinitely. The state net operating loss carryforwards begin to expire in 2035. As of December 31, 2024, the Company also had federal research and development income tax credits of approximately $0.3 million. The federal tax credits may be carried forward until 2039.

Section 382 and 383 of the Code limits the annual use of net operating loss and income tax credit carryforwards, respectively. In addition, Section 382 further limits the use of net operating losses in certain situations where changes occur in the stock ownership of a company.

If the Company should have an ownership change of more than 50% of the value of the Company’s capital stock, utilization of these net operating loss carryforwards could be restricted. The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. The Company is subject to examination by the Internal Revenue Service, or IRS, and various state tax authorities. The Company remains subject to examination of its federal income tax returns and various state income tax returns for the periods since inception.

For tax years beginning after December 31, 2021, the Tax Cuts and Jobs Act of 2017 requires taxpayers to capitalize and amortize research and development costs pursuant to IRC Section 174. Section 174 requires taxpayers to capitalize research and development costs and amortize them over 5 years for expenditures attributed to domestic research and 15 years for expenditures attributed to foreign research. During the year ended December 31, 2024, the Company capitalized research and development expenses under Section 174. Although Congress is considering legislation that would reinstate and extend Section 174 expensing for certain research and experimental expenditures, the possibility that this will happen is uncertain.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Stock-Based Compensation

The Company adopted the fair value recognition provisions of Accounting Standards Codification No. 718, “Share-Based Payment” (“ASC 718”). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company’s consolidated statement of operations.

The Company estimates the fair value of stock options granted using the Black-Scholes options pricing model. The option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. For employees, the expected term is calculated using the plain vanilla formula as there is not sufficient historical information to provide a clear basis for a different calculation. Expected volatility was calculated based on similar publicly traded companies which operate in the same industry.

The risk-free interest rate is based on the yield from U.S. treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value for options granted in 2024 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2024	2023
Risk-free interest	4.57%	-
Dividend yields	0%	-
Volatility	45.09-45.81%	-
Expected option term (years)	5.00-6.12	-

No options were granted in 2023.

Net Income per Share

Basic net income per share is computed using the weighted average number of common shares outstanding during the period. Diluted net income per share is computed using the weighted average number of common and potentially dilutive shares outstanding during the period, using the treasury stock method. Any anti-dilutive effect of equity awards outstanding is not included in the computation of diluted net income per share.

Foreign Currency Translation and Transaction Gains and Losses

The functional currency of the Company’s wholly owned subsidiaries in Isreal, U.K. and France are the New Israeli Shekel, Pound Sterling and Euro, respectively. Accordingly, asset and liability accounts of the subsidiaries are translated into U.S. dollars using the current exchange rate in effect at the balance sheet date and equity accounts are translated into U.S. dollars using historical rates. The revenues and expenses are translated using the average exchange rates in effect during the period, and gains and losses from foreign currency translation adjustments are included as a component of accumulated other comprehensive income in the consolidated balance sheet. Foreign currency translation adjustments are recorded in other comprehensive loss in the consolidated statements of operations and comprehensive loss and were $32 and $4 during the years ended December 31, 2024 and 2023, respectively.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Foreign currency transaction gains and losses are included in financial expense, net, in the consolidated statements of operations and comprehensive loss and were not material during the years ended December 31, 2024 and 2023.

Comprehensive Loss

The Company is required to report all components of comprehensive loss, including net loss, in the financial statements in the period in which they are recognized. Comprehensive gain or loss is defined as a change in equity of a business enterprise during a period, resulting from transactions and other events and circumstances from non-owner sources. The Company’s currency translation adjustment is the components of other comprehensive income (loss) that is excluded from the reported net income (loss) for all periods presented.